Federal Home Loan Bank Advances - Summary of Federal Home Loan Bank Advances (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advance Amount	$ 20,000,000	$ 20,000,000
Federal Home Loan Bank Advances [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Advance Amount	$ 20,000,000	$ 20,000,000
Interest Rate	2.53%
Final Maturity	Jan. 09, 2018